Document and Entity Information Document	Oct. 09, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 09, 2020
Entity Registrant Name	AVAYA HOLDINGS CORP.
Entity Central Index Key	0001418100
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38289
Entity Tax Identification Number	26-1119726
Entity Address, Address Line One	2605 Meridian Parkway, Suite 200
Entity Address, City or Town	Durham,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	908
Local Phone Number	953-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AVYA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	4655 Great American Parkway
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054